Interest in Entities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of profit before taxes by other entities	5.00%
Embraer CAE Training Services Ltd. [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%